Commitments and Contingencies - Additional Information (Detail) CAD in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CAD CAD / bbl	Dec. 31, 2017 CAD CAD / bbl	May 17, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Disclosure of Commitments and Contingent Liabilities [Line Items]
Decrease of transportation commitments		CAD 8,000
Outstanding letter of credit	CAD 376	376		CAD 258
Decommissioning liabilities	1,029	1,029		CAD 1,847	CAD 2,052
Estimated fair value of contingent payment	206	CAD 206
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure of Commitments and Contingent Liabilities [Line Items]
Contingent payments period		5 years
Average crude oil price per barrel for contingent payment | CAD / bbl		52.00
Estimated fair value of contingent payment	CAD 206	CAD 206	CAD 361
Top of range [Member]
Disclosure of Commitments and Contingent Liabilities [Line Items]
Term of agreement		20 years
Top of range [Member] | ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure of Commitments and Contingent Liabilities [Line Items]
Average crude oil price per barrel for contingent payment | CAD / bbl	52.00